Income tax expenses Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Withholding Tax Rate	10.00%
Adjustments for undistributed profits of associates	¥ 820,456
Hong Kong [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	16.50%
China [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	25.00%
China [member] | Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit carryforward amounts	¥ 14,417	¥ 2,516
Unused tax losses expiration on June 30 2020		1,748
Unused tax losses expiration on June 30 2021	230	427
Unused tax losses expiration on June 30 2023	4,879	¥ 275
Unused tax losses expiration on June 30 2024	¥ 9,241